FORM 13F

                               FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS WHICH SHOULD HAVE BEEN REPORTED ON
THE FORM 13F FILED ON APRIL 29, 2005 AND FOR WHICH A REQUEST FOR CONFIDENTIAL TREATMENT SHOULD HAVE BEEN FILED BUT WAS NOT FILED AND TIME FOR CONFIDENTIAL TREATMENT HAS SINCE EXPIRED.

Report for the Calendar Year or Quarter Ended: March 31, 2005


If amended report check here:      |X|                    Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement.
                                   |X| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Research Affiliates, LLC
          800 E Colorado Ave #870
          Pasadena, CA 91101

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Janine Nesbit
Title:    Chief Administrative Officer
Phone:    (626) 584-2100

Signature, Place, and Date of Signing:

/s/ Janine Nesbit        Pasadena, CA 91101  March 20, 2006
    (Signature)          [City, State]       [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.

1.   None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:      126

Form 13F Information Table Value Total:  $63,171
                                     (thousands)

Form 13F for these holdings was previously filed under the name of the investment vehicle, Research Affiliates Fundamental Index L.P. The investment manager for these holdings is Research Affiliates, LLC, as indicated in the current report.

Holdings of fewer than 10,000 shares with aggregate fair market value below $200,000 have been omitted from this report as per paragraph 10 of the Form 13F Special Instructions published by the SEC.

SEC FORM 13F          REPORTING MANAGER: RESEARCH AFFILIATES, LLC 						MARCH 31, 2005
NAME OF ISSUER                        TITLE OF   CUSIP    VALUE    SHARES/    SH/   INV   OTHER      VOTING AUTHORITY
                                      CLASS               x$1000   PRN AMT    PRN   DISCR MANAGERS   SOLE  SHARED  NONE
ABBOTT LABORATORIES                   COM        00282410      427      9,153 SH    SOLE             9,153
AGERE SYSTEMS INC                     COM        00845V20       19     13,076 SH    SOLE             13,076
ALBERTSONS INC                        COM        01310410      228     11,041 SH    SOLE             11,041
ALCOA INC                             COM        01381710      255      8,377 SH    SOLE             8,377
ALLSTATE CORP                         COM        02000210      510      9,426 SH    SOLE             9,426
ALTRIA GROUP INC                      COM        02209S10    1,260     19,276 SH    SOLE             19,276
AMERICAN ELECTRIC POWER CO INC        COM        02553710      343     10,059 SH    SOLE             10,059
AMERICAN EXPRESS COMPANY              COM        02581610      280      5,446 SH    SOLE             5,446
AMERICAN INTERNATIONAL GROUP          COM        02687410    1,148     20,720 SH    SOLE             20,720
ANHEUSER BUSCH COMPANIES INC          COM        03522910      228      4,811 SH    SOLE             4,811
APPLIED MATERIALS INC                 COM        03822210      172     10,615 SH    SOLE             10,615
AQUILA INC                            COM        03840P10       87     22,690 SH    SOLE             22,690
ARCHER-DANIELS-MIDLAND CO             COM        03948310      229      9,333 SH    SOLE             9,333
AT&T CORP                             COM        00195750      618     32,986 SH    SOLE             32,986
BANK OF AMERICA CORP                  COM        06050510    1,455     32,984 SH    SOLE             32,984
BB&T CORP                             COM        05493710      204      5,227 SH    SOLE             5,227
BELLSOUTH CORP                        COM        07986010      686     26,102 SH    SOLE             26,102
BOEING CO                             COM        09702310      465      7,949 SH    SOLE             7,949
BRISTOL MYERS SQUIBB CO               COM        11012210      550     21,595 SH    SOLE             21,595
BURLINGTON NORTHERN SANTA FE          COM        12189T10      240      4,456 SH    SOLE             4,456
CALPINE CORP                          COM        13134710       92     32,923 SH    SOLE             32,923
CARDINAL HEALTH INC                   COM        14149Y10      264      4,726 SH    SOLE             4,726
CATERPILLAR INC                       COM        14912310      245      2,674 SH    SOLE             2,674
CENTERPOINT ENERGY INC                COM        15189T10      167     13,859 SH    SOLE             13,859
CHEVRONTEXACO CORP                    COM        16676410    1,579     27,077 SH    SOLE             27,077
CISCO SYSTEMS INC                     COM        17275R10      536     29,981 SH    SOLE             29,981
CITIGROUP INC                         COM        17296710    2,416     53,757 SH    SOLE             53,757
COCA COLA CO                          COM        19121610      617     14,795 SH    SOLE             14,795
CONOCOPHILLIPS                        COM        20825C10      827      7,673 SH    SOLE             7,673
CONSOLIDATED EDISON INC               COM        20911510      205      4,853 SH    SOLE             4,853
COSTCO WHOLESALE CORP-NEW             COM        22160K10      279      6,309 SH    SOLE             6,309
CVS CORP                              COM        12665010      208      3,958 SH    SOLE             3,958
DELL INC                              COM        24702R10      309      8,047 SH    SOLE             8,047
DELPHI CORP                           COM        24712610       82     18,263 SH    SOLE             18,263
DOMINION RESOURCES INC VA NEW         COM        25746U10      257      3,448 SH    SOLE             3,448
DOW CHEMICAL CO                       COM        26054310      401      8,046 SH    SOLE             8,046
DUKE ENERGY CORP                      COM        26439910      504     17,981 SH    SOLE             17,981
DYNEGY INC (HOLDING CO)               COM        26816Q10      110     28,089 SH    SOLE             28,089
E I DU PONT DE NEMOURS & CO           COM        26353410      466      9,086 SH    SOLE             9,086
EL PASO CORPORATION                   COM        28336L10      111     10,525 SH    SOLE             10,525
ELI LILLY & CO                        COM        53245710      401      7,706 SH    SOLE             7,706
EMC CORP-MASS                         COM        26864810      148     12,006 SH    SOLE             12,006
EMERSON ELECTRIC CO                   COM        29101110      205      3,155 SH    SOLE             3,155
ENSCO INTERNATIONAL INC               COM        26874Q10    1,169     31,033 SH    SOLE             31,033
ENTERGY CORP NEW                      COM        29364G10      231      3,269 SH    SOLE             3,269
EQUITY OFFICE PROPERTIES TRUST        COM        29474110      249      8,267 SH    SOLE             8,267
EXELON CORP                           COM        30161N10      254      5,528 SH    SOLE             5,528
EXXON MOBIL CORP                      COM        30231G10    3,351     56,222 SH    SOLE             56,222
FANNIE MAE                            COM        31358610    1,202     22,067 SH    SOLE             22,067
FIFTH THIRD BANCORP                   COM        31677310      226      5,258 SH    SOLE             5,258
FORD MOTOR CO DEL                     COM        34537086      985     86,931 SH    SOLE             86,931
FPL GROUP INC                         COM        30257110      232      5,776 SH    SOLE             5,776
FREDDIE MAC-VOTING COMMON             COM        31340030      554      8,766 SH    SOLE             8,766
GENERAL ELECTRIC CO                   COM        36960410    2,518     69,841 SH    SOLE             69,841
GENERAL MOTORS CORP                   COM        37044210    1,015     34,527 SH    SOLE             34,527
GILLETTE CO                           COM        37576610      221      4,374 SH    SOLE             4,374
GOLDMAN SACHS GROUP INC               COM        38141G10      662      6,019 SH    SOLE             6,019
HARTFORD FINANCIAL SERVICES           COM        41651510      226      3,301 SH    SOLE             3,301
HCA INC                               COM        40411910      244      4,562 SH    SOLE             4,562
HEWLETT PACKARD CO                    COM        42823610      656     29,894 SH    SOLE             29,894
HOME DEPOT INC                        COM        43707610      577     15,086 SH    SOLE             15,086
HONEYWELL INTL INC                    COM        43851610      297      7,991 SH    SOLE             7,991
INTEL CORP                            COM        45814010      795     34,211 SH    SOLE             34,211
INTERNATIONAL BUSINESS                COM        45920010      885      9,680 SH    SOLE             9,680
INTERNATIONAL PAPER CO                COM        46014610      229      6,215 SH    SOLE             6,215
J C PENNEY CO INC                     COM        70816010      250      4,824 SH    SOLE             4,824
JOHNSON & JOHNSON                     COM        47816010      927     13,802 SH    SOLE             13,802
JPMORGAN CHASE & CO                   COM        46625H10    1,093     31,587 SH    SOLE             31,587
KIMBERLY CLARK CORP                   COM        49436810      259      3,934 SH    SOLE             3,934
KRAFT FOODS INC                       COM        50075N10      264      7,997 SH    SOLE             7,997
KROGER CO                             COM        50104410      312     19,434 SH    SOLE             19,434
LEHMAN BROTHERS HOLDINGS INC          COM        52490810      495      5,259 SH    SOLE             5,259
LIBERTY MEDIA CORP                    COM        53071810      203     19,622 SH    SOLE             19,622
LOEWS CORP                            COM        54042410      238      3,237 SH    SOLE             3,237
LOWES COMPANIES INC                   COM        54866110      271      4,748 SH    SOLE             4,748
MARATHON OIL CORP                     COM        56584910      351      7,488 SH    SOLE             7,488
MBNA CORP                             COM        55262L10      248     10,107 SH    SOLE             10,107
MCDONALDS CORP                        COM        58013510      297      9,553 SH    SOLE             9,553
MCKESSON CORP                         COM        58155Q10      316      8,383 SH    SOLE             8,383
MERCK & CO INC                        COM        58933110      989     30,555 SH    SOLE             30,555
MERRILL LYNCH & CO INC                COM        59018810      749     13,240 SH    SOLE             13,240
METLIFE INC                           COM        59156R10      408     10,426 SH    SOLE             10,426
MICROSOFT CORP                        COM        59491810    1,224     50,652 SH    SOLE             50,652
MORGAN STANLEY                        COM        61744644    1,008     17,606 SH    SOLE             17,606
MOTOROLA INC                          COM        62007610      300     20,066 SH    SOLE             20,066
NATIONAL CITY CORP                    COM        63540510      261      7,785 SH    SOLE             7,785
OCCIDENTAL PETE CORP                  COM        67459910      314      4,417 SH    SOLE             4,417
PEPSICO INC                           COM        71344810      432      8,149 SH    SOLE             8,149
PFIZER INC                            COM        71708110    1,007     38,333 SH    SOLE             38,333
PG&E CORP                             COM        69331C10      206      6,032 SH    SOLE             6,032
PROCTER & GAMBLE CO                   COM        74271810      628     11,858 SH    SOLE             11,858
PRUDENTIAL FINANCIAL INC              COM        74432010      389      6,774 SH    SOLE             6,774
PUBLIC SERVICE ENTERPRISE             COM        74457310      217      3,981 SH    SOLE             3,981
QWEST COMMUNICATIONS                  COM        74912110      148     39,871 SH    SOLE             39,871
RELIANT ENERGY INC                    COM        75952B10      125     10,956 SH    SOLE             10,956
RITE AID CORP                         COM        76775410       66     16,641 SH    SOLE             16,641
SAFEWAY INC                           COM        78651420      232     12,505 SH    SOLE             12,505
SBC COMMUNICATIONS INC                COM        78387G10    1,398     59,020 SH    SOLE             59,020
SCHERING PLOUGH CORP                  COM        80660510      251     13,805 SH    SOLE             13,805
SEARS HOLDINGS CORP                   COM        81235010      496      3,728 SH    SOLE             3,728
SOLECTRON CORP                        COM        83418210       59     17,007 SH    SOLE             17,007
SOUTHERN CO                           COM        84258710      350     10,996 SH    SOLE             10,996
SPRINT CORP                           COM        85206110      303     13,307 SH    SOLE             13,307
ST PAUL TRAVELERS COMPANIES           COM        79286010      490     13,347 SH    SOLE             13,347
SUN MICROSYSTEMS INC                  COM        86681010      144     35,737 SH    SOLE             35,737
SUNTRUST BANKS INC                    COM        86791410      244      3,386 SH    SOLE             3,386
TARGET CORP                           COM        87612E10      373      7,457 SH    SOLE             7,457
TENET HEALTHCARE CORP                 COM        88033G10      153     13,229 SH    SOLE             13,229
TEXAS INSTRUMENTS INC                 COM        88250810      241      9,466 SH    SOLE             9,466
TXU CORP                              COM        87316810      276      3,463 SH    SOLE             3,463
UNION PACIFIC CORP                    COM        90781810      292      4,185 SH    SOLE             4,185
UNITED PARCEL SVC INC                 COM        91131210      438      6,024 SH    SOLE             6,024
UNITED TECHNOLOGIES CORP              COM        91301710      261      2,564 SH    SOLE             2,564
VALERO ENERGY CORP NEW                COM        91913Y10      246      3,359 SH    SOLE             3,359
VERIZON COMMUNICATIONS                COM        92343V10    1,103     31,081 SH    SOLE             31,081
WACHOVIA CORP 2ND NEW                 COM        92990310      668     13,127 SH    SOLE             13,127
WAL-MART STORES INC                   COM        93114210    1,572     31,370 SH    SOLE             31,370
WALGREEN CO                           COM        93142210      271      6,092 SH    SOLE             6,092
WALT DISNEY CO HOLDING CO             COM        25468710      297     10,348 SH    SOLE             10,348
WASHINGTON MUTUAL INC                 COM        93932210      405     10,242 SH    SOLE             10,242
WELLS FARGO & CO                      COM        94974610      843     14,090 SH    SOLE             14,090
WEYERHAEUSER CO                       COM        96216610      210      3,061 SH    SOLE             3,061
WINN-DIXIE STORES INC                 COM        97428010       15     16,566 SH    SOLE             16,566
WYETH                                 COM        98302410      382      9,050 SH    SOLE             9,050
XCEL ENERGY INC                       COM        98389B10      188     10,935 SH    SOLE             10,935
3M COMPANY                            COM        88579Y10      368      4,296 SH    SOLE             4,296
                                                            63,171